Trade payables and other current liabilities - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Trade Payables and Other Current Liabilities [Line Items]
Trade payables & other accruals	€ 4,996	€ 5,574
Decrease in payroll tax and other payroll liabilities	1,400
Payroll tax and other payroll liabilities	4,800	6,200
Deferred revenues and contract liabilities	16,518	€ 0
ICON Plc
Disclosure of Trade Payables and Other Current Liabilities [Line Items]
Trade payables & other accruals	447
LianBio, NBTXR3
Disclosure of Trade Payables and Other Current Liabilities [Line Items]
Deferred revenues and contract liabilities	€ 16,500